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                               Janus Twenty Fund
                             Janus Enterprise Fund
                               Janus Mercury Fund
                         Janus Special Situations Fund
                           Janus Strategic Value Fund
                          Janus Growth and Income Fund
                              Janus Balanced Fund
                            Janus Equity Income Fund
                           Janus Flexible Income Fund

                      Supplement dated January 1, 2001 to
                      Prospectuses dated January 31, 2000,
                         as supplemented March 16, 2000

THIS INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUSES. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF A PROSPECTUS, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.